CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital		Share premium and other capital reserve	Accumulated deficit	Total	Non-controlling Interests	Total equity
Balance at Dec. 31, 2015	$ 140		$ 180,214	$ (76,602)	$ 103,752		$ 103,752
Loss				(19,592)	(19,592)		(19,592)
Exercise of options	1		185		186		186
Share-based compensation			2,943		2,943		2,943
Balance at Dec. 31, 2016	141		183,342	(96,194)	87,289		87,289
Loss				(20,838)	(20,838)		(20,838)
Exercise of options	1		682		683		683
Share-based compensation			2,244		2,244		2,244
Balance at Dec. 31, 2017	142		186,268	(117,032)	69,378		69,378
Loss				(20,758)	(20,812)	(54)	(20,812)
Exercise of options		[1]	9		9		9
Share-based compensation			1,424		1,424	307	1,731
Balance at Dec. 31, 2018	$ 142		$ 187,701	$ (137,790)	$ 50,053	$ 253	$ 50,306

[1]	Represents an amount lower than $1